Note 23 - Share Capital (Details Textual)		1 Months Ended			12 Months Ended								25 Months Ended
		Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 CAD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2020 CAD ($) shares		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2019 CAD ($) shares		Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 $ / shares
Statement Line Items [Line Items]
Par value per share (in dollars per share) | $ / shares					$ 0								$ 0
Sale of stock, maximum aggregate gross proceeds				$ 200,000,000
Increase in number of shares outstanding at-the-market distributions (in shares) | shares	[1]				5,654,338		5,654,338		11,172,982		11,172,982
Share issued, price per share (in dollars per share) | (per share)			$ 15.60		$ 12.31				$ 7.55				$ 12.31	$ 11.82
Gross proceeds from issuing shares		$ 59,100,000	$ 78,100,000		$ 69,600,000				$ 84,400,000
Proceeds from issuing shares from ATM program, net					67,892,000				$ 81,916,000				$ 154,000,000
Sale of stock, remaining balance cancelled					$ 46,000,000								46,000,000
Increase in number of shares outstanding from bought deal prospectus offering (in shares) | shares		5,000,000	5,000,000		5,000,000	[2]	5,000,000	[2]		[2]		[2]
Proceeds from issuing shares from bought deal prospectus offering, net		$ 58,200,000			$ 58,240,000	[2]				[2]
Percent of shares reserved for issuance under share based compensation plan					8.00%		8.00%
Maximum term of options granted for share-based payment arrangement (Year)					10 years		10 years
Fair value share options granted					$ 12,100,000				8,500,000
Weighted average fair value at measurement date, share options granted					4.63				3.26				$ 4.63
Expense from share-based payment transactions with employees					$ 8,255,000				$ 8,325,000
Weighted average share price share options exercised							$ 15.61				$ 12.81
Share repurchase program, authorized shares, percentage of shares issued and outstanding					5.00%		5.00%
Decrease in number of shares outstanding, shares repurchased and cancelled (in shares) | shares					275,000		275,000		0		0
Decrease through shares repurchased and cancelled					$ 1,694,000
Vesting on first anniversary [member]
Statement Line Items [Line Items]
Vesting percentage for share-based payment arrangement					25.00%		25.00%
Vesting on each six months thereafter [member]
Statement Line Items [Line Items]
Vesting percentage for share-based payment arrangement					25.00%		25.00%
Stock options [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees					$ 7,000,000				$ 6,500,000
Restricted share units [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees					800,000				1,800,000
Performance share units [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees					$ 500,000				$ 0
Performance share units [member] | Bottom of range [member]
Statement Line Items [Line Items]
Vesting percentage for share-based payment arrangement					0.00%		0.00%
Performance share units [member] | Top of range [member]
Statement Line Items [Line Items]
Vesting percentage for share-based payment arrangement					200.00%		200.00%
Issued capital [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding at-the-market distributions (in shares) | shares					5,654,338		5,654,338		11,172,982		11,172,982
Decrease in number of shares outstanding, shares repurchased and cancelled (in shares) | shares					275,000		275,000
Decrease through shares repurchased and cancelled					$ 1,260,000

[1]	In December 2018, and subsequently amended in August 2019 and June 2020, the Company filed prospectus supplements to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to $200.0 million. The sale of common shares is to be made through "at-the-market distributions" ("ATM"), as defined in the Canadian Securities Administrators' National Instrument 44-102 Shelf Distributions, directly on the New York Stock Exchange. During the year ended December 31, 2020, First Majestic sold 5,654,338 common shares ( December 31, 2019 - 11,172,982 common shares) of the Company under the ATM program at an average price of $12.31 (2019 - $7.55) for gross proceeds of $69.6 million ( December 31, 2019 - $84.4 million), or net proceeds of $67.9 million ( December 31, 2019 - $81.9 million) after costs. At December 31, 2020, the Company completed $154.0 million of the ATM program and the remaining $46.0 million balance of the program has been cancelled.
[2]	In September 2020, the Company completed a bought deal prospectus offering to sell 5,000,000 common shares at a price of $11.82 (CAD$15.60) per common share for gross proceeds of $59.1 million (CAD$78.1 million), or net proceeds of $58.2 million after costs.